Consolidated statements of changes in equity - USD ($) $ in Thousands	Common shares Issued capital	Preference shares Issued capital	Contributed surplus	Reserves	Treasury shares	(Accumulated deficit)/retained earnings	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of the year at Dec. 31, 2019	$ 810	$ 46	$ 760,671	$ 16,799	$ (2,159)	$ (87,832)	$ 688,335	$ 961,518	$ 1,649,853
Proceeds from private placement, net of offering costs	144		34,849				34,993		34,993
Equity offering costs								(132)	(132)
Dividend declared (common and preference shares)			(35,698)				(35,698)	(56,859)	(92,557)
Share-based compensation, net of accrued dividend				5,385			5,385		5,385
Settlement of share-based compensation				(2,824)	2,819		(5)		(5)
Treasury shares, net or GasLog Partners' common units					(2,000)		(2,000)	(996)	(2,996)
Profit/(loss) for the year						(44,948)	(44,948)	48,237	3,289
Other comprehensive (loss)/income for the year				(693)			(693)		(693)
Total comprehensive income for the year				(693)		(44,948)	(45,641)	48,237	2,596
Balance at the end of the year at Dec. 31, 2020	954	46	759,822	18,667	(1,340)	(132,780)	645,369	951,768	1,597,137
Net proceeds from GasLog Partners' public offerings of common units								9,633	9,633
Repurchases of GasLog Partners' preference units								(18,388)	(18,388)
Dividend declared (common and preference shares)			(67,286)				(67,286)	(31,236)	(98,522)
Share-based compensation, net of accrued dividend				3,351			3,351		3,351
Settlement of share-based compensation				(6,535)	$ 1,340		(5,195)		(5,195)
Profit/(loss) for the year						67,663	67,663	12,853	80,516
Other comprehensive (loss)/income for the year				(161)			(161)		(161)
Total comprehensive income for the year				(161)		67,663	67,502	12,853	80,355
Balance at the end of the year at Dec. 31, 2021	954	46	692,536	15,322		(65,117)	643,741	924,630	1,568,371
Repurchases of GasLog Partners' preference units								(49,244)	(49,244)
Dividend declared (common and preference shares)			(33,648)			(33,648)	(67,296)	(28,442)	(95,738)
Share-based compensation, net of accrued dividend				758			758		758
Profit/(loss) for the year						207,450	207,450	89,797	297,247
Other comprehensive (loss)/income for the year				384			384		384
Total comprehensive income for the year				384		207,450	207,834	89,797	297,631
Balance at the end of the year at Dec. 31, 2022	$ 954	$ 46	$ 658,888	$ 16,464		$ 108,685	$ 785,037	$ 936,741	$ 1,721,778